JPMorgan Strategic Income Opportunities Fund Average Annual Total Returns - R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.18%	2.18%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	3.30%	3.60%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	1.88%	2.22%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.47%	1.91%	2.16%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	3.42%	3.68%